Long-term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
7. Long-term Debt

1) Note Payable to the West Virginia Development Office (“WVDO”)
In March 2007, the Company obtained an 8-year loan in the amount of $685,000 from the WVDO. The note bears interest at 3% providing for 96 monthly principal and interest payments of $8,035 through April 2015, at which time the note is due and payable. The note is secured by equipment costing $1,057,167. As of December 31, 2014, the Company was in arrears on the note. The repayment terms were modified, whereby the WVDO approved a deferral of principal and interest until December 31, 2015.

2) Note Payable to the West Virginia Economic Development Authority (“WVEDA”)
In August 2009, the Company obtained a 10-year loan in the amount of $242,631 from the WVEDA. The note bears interest at 4% providing for 120 monthly principal and interest payments of $2,457 through August 2019, at which time the note is due and payable. The note is secured by 50% of equipment costing $569,812. As of December 31, 2014, the Company was in arrears on the note. The repayment terms were modified, whereby the WVEDA approved a deferral of principal and interest until April 2, 2015.

3) Note Payable to the West Virginia Infrastructure and Jobs Development Council (“WVIJDC”)
In August 2009, the Company obtained a 10-year loan in the amount of $242,630 from the WVIJDC. The note bears interest at 3.25% providing for 120 monthly principal and interest payments of $2,371 through August 2019, at which time the note is due and payable. The note is secured by 50% of equipment costing $569,812. As of December 31, 2014, the Company was in arrears on the note. The repayment terms were modified, whereby the WVIJDC approved a deferral of principal and interest until December 31, 2015.

4) Note Payable to the West Virginia Economic Development Authority (“WVEDA”)
In October 2010, the Company obtained a 10-year note in the amount of $900,000 from the WVEDA. The note bears interest at 3.26% providing for 120 monthly principal and interest payments of $8,802 through October 2020, at which time the note is due and payable. The note is secured by equipment costing $997,248. As of December 31, 2014, the Company was in arrears on the note. The repayment terms were modified, whereby the WVEDA approved a deferral of principal and interest until April 2, 2015.

5) Note Payable to the West Virginia Infrastructure & Jobs Development Council (“WVIJDC”)
In December 2010, the Company obtained a 10-year note in the amount of $900,000 from the WVIJDC. The note bears interest at 3.25% providing for 120 monthly principal and interest payments of $8,781 through December 2020, at which time the note is due and payable. The note is secured by equipment costing $1,098,249. As of December 31, 2014, the Company was in arrears on the note. The repayment terms were modified, whereby the WVIJDC approved a deferral of principal and interest until December 31, 2015.

6) Convertible Promissory Note Payable to the West Virginia Jobs Investment Trust Board (“WVJITB”)
In March 2012, the Company issued an 18-month note in the amount of $290,000 from the WVJITB. The note bears interest at 6% providing for monthly interest-only payments starting April 2012 through August 2013, then final interest and principal payments due September 2013. The note has an adjustable conversion price, initially $2.00 per share, and includes a stock warrant for 72,500 shares (see Note 9, Stock Warrants). On December 13, 2013, the Company and the WVJITB entered into a Loan Modification Agreement whereby the maturity date changed from September 14, 2013 to $100,000 due on March 15, 2014 and the remaining $190,000 due on June 15, 2014. The WVJITB and the Company signed three addendums to the note extending the maturity date and deferring interest and principal payments until March 2, 2015. During 2014, the Company made interest only payments through October 31, 2014. On February 2, 2015, the Company and WVJITB entered into a Loan Modification Agreement whereby the interest payable for the periods of October 31, 2014 through June 30, 2015 would be due on June 30, 2015. The maturity date of the loan was also modified and extended to December 31, 2015. C.  Andrew Zulauf, an executive member of the WVJITB, is a board member of the Company.

7) Convertible Promissory Note Payable to the West Virginia Jobs Investment Trust Board (“WVJITB”)
In April 2012, the Company issued a 3-month note in the amount of $400,000 from the WVJITB. The note bears interest at 10% providing for monthly interest-only payments starting May 2012 through June 2012, then final interest and principal payments due July 2012. The note includes a stock warrant for 88,889 shares (see Note 9, Stock Warrants). The WVJITB and the Company have signed several addendums to the note extending the maturity date and reducing the price of converting into common shares to $0.50 per share. The WVJITB further extended the maturity date until November 29, 2013, with a $100,000 principal payment due on or before November 15, 2013. The Company repaid the $100,000 as agreed, which reduced the principal outstanding balance to $300,000. The WVJITB and the Company signed four addendums to the note extending the maturity date and deferring interest and principal payments until March 2, 2015. During 2014, the Company made interest only payments through October 31, 2014. On February 2, 2015, the Company and WVJITB entered into a Loan Modification Agreement whereby the interest payable for the periods of October 31, 2014 through June 30, 2015 would be due on June 30, 2015. The maturity date of the loan was also modified and extended to December 31, 2015. C. Andrew Zulauf, an executive member of the WVJITB, is a board member of the Company.

8) Convertible Promissory Note Payable to the West Virginia High Technology Consortium Foundation (“WVHTCF”)
In May 2012, the Company issued a 30-month note in the amount of $200,000 from the WVHTCF. The note bears interest at 8% providing for 25 monthly principal and interest payments of $9,001 starting December 2012 through November 2014, then final interest and principal payments due December 2014. The conversion price is $0.50 per share. The note is secured by 50% of equipment costing $447,320. As of December 31, 2014, the Company was in arrears on the note. The repayment terms were modified, whereby the West Virginia High Technology Consortium Foundation approved a deferral of principal and interest until March 2, 2015.

9) Note Payable to the West Virginia Economic Development Authority (“WVEDA”)
In June 2012, the Company issued a 10-year note in the amount of $200,000 from the WVEDA. The note bears interest at 2% providing for 120 monthly principal and interest payments of $1,840 through June 2022, at which time the note is due and payable. The note is secured by 50% of equipment costing $447,320. As of December 31, 2014, the Company was in arrears on the note. The repayment terms were modified, whereby the West Virginia Economic Development Authority approved a deferral of principal and interest until April 2, 2015.

10) Capital Leases
From time to time, in the normal course of business, the Company enters into capital leases to finance equipment. As of December 31, 2014, the Company had four capital lease obligations outstanding with imputed interest rates ranging from 5.96% to 6.11%. The leases require 30-60 monthly payments and begin to expire in May 2015 through October 2019. These leases are secured by equipment with an aggregate cost of $1,095,751. As of December 31, 2014, the Company was in arrears on one of these leases.

Total debts outstanding are as follows:

		December 31, 2014	December 31, 2013
1)	Note Payable to the WVDO	$99,365	$123,744
2)	Note Payable to the WVEDA	141,369	147,306
3)	Note Payable to the WVIJDC	139,128	145,078
4)	Note Payable to the WVEDA	617,767	639,085
5)	Note Payable to the WVIJDC	630,738	651,913
6)	Note Payable to the WVJITB	290,000	290,000
7)	Note Payable to the WVJITB	300,000	300,000
8)	Note Payable to the WVHTCF	69,888	95,178
9)	Note Payable to the WVEDA	166,258	170,932
10)	Capital leases	820,524	71,077
	Total	3,275,037	2,634,313
	Less: current portion	(1,457,800)	(1,054,053)
	Long-term portion	$1,817,237	$1,580,260

Future required minimum principal repayments over the next five years are as follows:

Year ending December 31:	Future required minimum principal repayments
2014 (payments in arrears)	$297,244
2015	1,160,556
2016	562,860
2017	441,038
2018	292,163
2019& Thereafter	521,176
Total	$3,275,037